UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Presima Inc.
Address: 1000, place Jean-Paul-Riopelle, Suite E 400
         Centre CDP Capital
         Montreal, Quebec, Canada  H2Z 2B6

13F File Number:  028-12496

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jean-Guy Talbot
Title:     President
Phone:     514-673-1380

Signature, Place, and Date of Signing:

 /s/     Jean-Guy Talbot     Montreal, Quebec, Canada     August 08, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    20

Form 13F Information Table Value Total:    $182,094 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN CAMPUS CMNTYS INC     COM              024835100    11420   321500 SH       SOLE                   321500        0        0
CAMDEN PPTY TR                 SH BEN INT       133131102    15841   249000 SH       SOLE                   249000        0        0
CORPORATE OFFICE PPTYS TR      SH BEN INT       22002T108    10447   335800 SH       SOLE                   335800        0        0
DCT INDUSTRIAL TRUST INC       COM              233153105     2441   466700 SH       SOLE                   466700        0        0
DIGITAL RLTY TR INC            COM              253868103    15229   246500 SH       SOLE                   246500        0        0
ENTERTAINMENT PPTYS TR         COM SH BEN INT   29380T105     2031    43500 SH       SOLE                    43500        0        0
EQUITY RESIDENTIAL             SH BEN INT       29476L107    16427   273786 SH       SOLE                   273786        0        0
FEDERAL REALTY INVT TR         SH BEN INT NEW   313747206     1099    12900 SH       SOLE                    12900        0        0
HCP INC                        COM              40414L109     2572    70100 SH       SOLE                    70100        0        0
HIGHWOODS PPTYS INC            COM              431284108     1726    52100 SH       SOLE                    52100        0        0
HOME PROPERTIES INC            COM              437306103    11567   190000 SH       SOLE                   190000        0        0
HOST HOTELS & RESORTS INC      COM              44107P104    19558  1153884 SH       SOLE                  1153884        0        0
LIBERTY PPTY TR                SH BEN INT       531172104     4102   125900 SH       SOLE                   125900        0        0
MACERICH CO                    COM              554382101     1140    21300 SH       SOLE                    21300        0        0
MACK CALI RLTY CORP            COM              554489104     2991    90800 SH       SOLE                    90800        0        0
SENIOR HSG PPTYS TR            SH BEN INT       81721M109     4174   178300 SH       SOLE                   178300        0        0
SIMON PPTY GROUP INC NEW       COM              828806109    39706   341615 SH       SOLE                   341615        0        0
SL GREEN RLTY CORP             COM              78440X101    17544   211700 SH       SOLE                   211700        0        0
SOVRAN SELF STORAGE INC        COM              84610H108     1046    25500 SH       SOLE                    25500        0        0
VENTAS INC                     COM              92276F100     1033    19600 SH       SOLE                    19600        0        0